OPPENHEIMER CAPITAL APPRECIATION FUND

Supplement dated June 29, 2012 to the

Prospectus dated December 29, 2011

This supplement amends the Prospectus of Oppenheimer Capital Appreciation Fund (the “Fund”), and is in addition to any other supplements.

1.	The section titled “Portfolio Manager,” on page 5 , is deleted in its entirety and is replaced by the following:

Portfolio Managers. Julie Van Cleave, CFA, has been lead portfolio manager of the Fund since April 2010 and a Vice President of the Fund since May 2010. Michael Kotlarz has been co-portfolio manager of the Fund since June 29, 2012.

2.	The section titled “The Portfolio Manager, ” on page 8, is deleted in its entirety and is replaced by the following:

Portfolio Managers. The Fund’s portfolio is managed by Julie Van Cleave, CFA, and Michael Kotlarz, who are primarily responsible for the day-to-day management of the Fund’s investments. Ms. Van Cleave has been lead portfolio manager of the Fund since April 2010 and a Vice President of the Fund since May 2010. Mr. Kotlarz has been a co-portfolio manager of the Fund since June 29, 2012.

Ms. Van Cleave has been a Vice President and Senior Portfolio Manager of the Manager since April 2010. Prior to joining the Manager, she was Managing Director, U.S. Large-Cap Growth Equity, and lead portfolio manager at Deutsche Asset Management from December 2002 to February 2009. Ms. Van Cleave is a portfolio manager and officer of other portfolios in the OppenheimerFunds complex.

Mr. Kotlarz has been a Vice President and Portfolio Manager of the Manager since June 29, 2012. Prior to joining the Manager as a Vice President and Senior Research Analyst in March 2008, he was a Managing Director of Equity Research at Ark Asset Management from March 2000 to March 2008. Mr. Kotlarz is a portfolio manager and officer of other portfolios in the OppenheimerFunds complex.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of Fund shares.

June 29, 2012                                                                                                                                                                     PS0320.029

OPPENHEIMER CAPITAL APPRECIATION FUND

Supplement dated June 29, 2012
to the Statement of Additional Information dated December 29, 2011

This supplement amends the Statement of Additional Information of Oppenheimer Capital Appreciation Fund (the “Fund”) dated December 29, 2011, and is in addition to any other supplements.

1.	The first two paragraphs and the table in the section titled “Portfolio Manager,” on page 37 , are deleted in their entirety and replaced by the following:

Portfolio Managers. The Fund is managed by Julie Van Cleave and Michael Kotlarz (the “Portfolio Managers”), who are responsible for the day-to-day management of the Fund’s investments.

•

Other Accounts Managed. In addition to managing the Fund’s investment portfolio, Ms. Van Cleave and Mr. Kotlarz also manage other investment portfolios and accounts on behalf of the Manager or its affiliates. The following table provides information regarding those other portfolios and accounts as of May 31, 2012. No portfolio or account has an advisory fee based on performance:

Portfolio Manager	Registered Investment Companies Managed	Total Assets in Registered Investment Companies Managed[1]	Other Pooled Investment Vehicles Managed	Total Assets in Other Pooled Investment Vehicles Managed[2]	Other Accounts Managed	Total Assets in Other Accounts Managed[3]
Julie Van Cleave	5	$2.77	1	$146	0	$0
Michael Kotlarz	5	$2.77	1	$146	0	$0
1.	In billions.

2.	In millions.

3.	Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

2.	The section titled “Ownership of Fund Shares,” on page 38, is deleted in its entirety and replaced by the following:

•	Ownership of Fund Shares. As of August 31, 2011 (or as of the most recent practicable date, as noted), the Portfolio Manager s beneficially owned shares of the Fund as follows:

Portfolio Managers	Range of Shares Beneficially Owned in the Fund
Julie Van Cleave	Over $1,000,000
Michael Kotlarz	$50,001-$100,000[1]
1.	Assets as of June 22, 2012.

June 29, 2012                                                                                                                                PX0320.018